Acquisitions / Dispositions (Pro-Forma Information) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Combinations [Abstract]
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual		$ 25	$ 124
Revenue	$ 14,100	13,724	13,528
Income from continuing operations	1,514	1,787	1,643
Net income attributable to the Company	$ 1,496	$ 1,759	$ 1,606
Basic net income per share:
Basic net income per share - Continuing operations (in dollars per share)	$ 2.91	$ 3.39	$ 3.02
Basic net income per share - Net income attributable to the Company (in dollars per share)	2.92	3.39	3.02
Diluted net income per share:
Diluted net income per share - Continuing operations (in dollars per share)	2.88	3.36	2.99
Diluted net income per share - Net income attributable to the Company (in dollars per share)	$ 2.88	$ 3.36	$ 2.99
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual		$ 4	$ 7
Business Combination, Acquisition Related Costs	$ 3	$ 14